Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	€ 47,243	€ 47,243
Other intangible assets	31,928	33,901
Right of Use assets	22,690	25,380
Property, plant and equipment	392,717	313,658
Investments in an associate		2,009
Financial assets - investments FVTPL	1,084	760
Other non-current financial assets	1,334	6,701
Deferred tax assets	55,877	45,552
Total non-current assets	552,873	475,204
Current assets
Inventories	148,917	139,373
Contract assets	62,133	39,430
Trade receivables	165,259	127,818
Other current financial assets	27,217	41,543
Tax receivables	25,063	14,188
Other receivables	26,341	14,824
Cash and cash equivalents	411,039	115,599
Total current assets	865,969	492,775
Total assets	1,418,842	967,979
Equity
Share capital	21,698	20,002
Reserves and Retained Earnings	686,055	211,980
Net profit attributable to equity holders of the parent	134,321	78,513
Equity attributable to equity holders of the parent	842,074	310,495
Non-controlling interests	(415)	(355)
Total equity	841,659	310,140
Non-current liabilities
Non-current financial liabilities	202,296	294,124
Employees Benefits	11,853	29,725
Provisions	3,499	4,384
Deferred tax liabilities	19,105	11,623
Other non-current liabilities	1,808	1,808
Total non-current liabilities	238,561	341,664
Current liabilities
Current financial liabilities	46,195	81,234
Trade payables	164,787	118,740
Contract Liabilities	18,771	5,031
Advances from customers	23,616	48,361
Tax payables	19,440	18,543
Other liabilities	65,813	44,266
Total current liabilities	338,622	316,175
Total liabilities	577,183	657,839
Total equity and liabilities	€ 1,418,842	€ 967,979